Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

October 31, 2019

SCP-QTLY-1219
1.823237.115

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)	534,231	$13,072,633
Entertainment - 0.6%
Gaia, Inc. Class A (a)(b)	1,188,217	8,234,344
World Wrestling Entertainment, Inc. Class A (b)	279,723	15,675,677
		23,910,021
Interactive Media & Services - 1.9%
CarGurus, Inc. Class A (a)(b)	1,758,286	59,060,827
Eventbrite, Inc. (a)(b)	723,200	13,003,136
		72,063,963
Media - 2.1%
Cardlytics, Inc. (a)(b)(c)	1,649,970	69,150,243
Gray Television, Inc. (a)	654,692	10,743,496
		79,893,739

TOTAL COMMUNICATION SERVICES		188,940,356

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
Fox Factory Holding Corp. (a)	297,600	18,135,744
Diversified Consumer Services - 4.9%
Afya Ltd.	805,200	21,740,400
Arco Platform Ltd. Class A (a)	976,427	40,521,721
Bright Horizons Family Solutions, Inc. (a)	145,126	21,554,114
Grand Canyon Education, Inc. (a)	480,205	44,159,652
Laureate Education, Inc. Class A (a)	1,983,841	30,660,263
OneSpaWorld Holdings Ltd. (a)(b)	779,295	12,118,037
ServiceMaster Global Holdings, Inc. (a)	63,716	2,572,852
Strategic Education, Inc.	109,283	13,445,087
		186,772,126
Hotels, Restaurants & Leisure - 2.2%
Churchill Downs, Inc.	398,929	51,856,781
Planet Fitness, Inc. (a)	361,856	23,035,753
SeaWorld Entertainment, Inc. (a)	382,442	10,104,118
		84,996,652
Household Durables - 1.9%
Helen of Troy Ltd. (a)	324,373	48,578,100
Skyline Champion Corp. (a)	885,418	24,995,350
		73,573,450
Internet & Direct Marketing Retail - 0.4%
Revolve Group, Inc. (b)	718,731	14,920,856
The RealReal, Inc. (b)	8,483	196,042
		15,116,898
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	322,928	20,628,641
Specialty Retail - 2.2%
Aaron's, Inc. Class A	547,400	41,016,682
Five Below, Inc. (a)	137,431	17,193,992
The Children's Place Retail Stores, Inc.	315,489	25,841,704
		84,052,378
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	163,851	25,052,818
Steven Madden Ltd.	235,857	9,712,591
		34,765,409

TOTAL CONSUMER DISCRETIONARY		518,041,298

CONSUMER STAPLES - 4.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	20,400	7,638,984
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	1,508,093	40,266,083
Grocery Outlet Holding Corp.	419,702	13,388,494
Performance Food Group Co. (a)	860,476	36,664,882
		90,319,459
Food Products - 1.4%
Freshpet, Inc. (a)	243,300	12,714,858
Nomad Foods Ltd. (a)	773,423	15,089,483
Post Holdings, Inc. (a)	243,139	25,019,003
		52,823,344
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	754,900	13,188,103

TOTAL CONSUMER STAPLES		163,969,890

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Encana Corp. (Toronto)	1,801,100	7,056,166
Kosmos Energy Ltd.	1,572,240	9,747,888
PDC Energy, Inc. (a)	528,907	10,551,695
		27,355,749
FINANCIALS - 8.7%
Banks - 1.3%
First Citizens Bancshares, Inc.	73,161	35,989,359
Popular, Inc.	268,823	14,640,101
		50,629,460
Capital Markets - 2.6%
Apollo Global Management LLC Class A	374,166	15,400,673
Hamilton Lane, Inc. Class A	219,137	13,064,948
LPL Financial	377,127	30,486,947
Morningstar, Inc.	264,566	42,817,361
		101,769,929
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	361,025	30,466,900
Diversified Financial Services - 1.2%
Cannae Holdings, Inc. (a)	723,821	21,135,573
StepStone Group Holdings LLC (d)(e)(f)	31,066	24,852,800
		45,988,373
Insurance - 1.7%
BRP Group, Inc. (a)(b)	220,786	3,576,733
eHealth, Inc. (a)	165,237	11,407,962
Enstar Group Ltd. (a)	83,338	16,742,604
Primerica, Inc.	252,363	31,843,163
		63,570,462
Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd.	594,966	30,991,779
LendingTree, Inc. (a)(b)	31,131	11,202,490
		42,194,269

TOTAL FINANCIALS		334,619,393

HEALTH CARE - 24.4%
Biotechnology - 8.7%
Acceleron Pharma, Inc. (a)	452,883	20,320,860
Allakos, Inc. (a)(b)	245,896	16,868,466
AnaptysBio, Inc. (a)	258,661	9,756,693
Arena Pharmaceuticals, Inc. (a)	265,190	12,918,731
Argenx SE ADR (a)	224,236	27,459,941
Ascendis Pharma A/S sponsored ADR (a)	322,267	35,636,285
Audentes Therapeutics, Inc. (a)	341,611	9,189,336
Blueprint Medicines Corp. (a)	386,074	26,577,334
Deciphera Pharmaceuticals, Inc. (a)	11,798	523,123
FibroGen, Inc. (a)	566,883	22,193,469
G1 Therapeutics, Inc. (a)	511,362	10,851,102
Global Blood Therapeutics, Inc. (a)	482,517	23,136,690
Gritstone Oncology, Inc. (a)	584,066	4,736,775
Heron Therapeutics, Inc. (a)	581,482	12,356,493
Iovance Biotherapeutics, Inc. (a)	578,994	12,234,143
Kura Oncology, Inc. (a)	458,631	6,870,292
Mirati Therapeutics, Inc. (a)(b)	48,309	4,549,742
Morphic Holding, Inc. (b)	325,783	4,560,962
Morphosys AG (a)	111,972	12,194,764
Neurocrine Biosciences, Inc. (a)	181,540	18,061,415
Sarepta Therapeutics, Inc. (a)	217,059	18,028,921
The Medicines Company (a)	254,498	13,358,600
Turning Point Therapeutics, Inc.	259,111	9,939,498
		332,323,635
Health Care Equipment & Supplies - 7.5%
Axonics Modulation Technologies, Inc. (a)(b)	275,419	6,808,358
Cerus Corp. (a)	547,265	2,380,603
CONMED Corp.	245,679	27,029,604
Haemonetics Corp. (a)	198,506	23,965,629
Hill-Rom Holdings, Inc.	311,470	32,607,794
Insulet Corp. (a)	557,016	80,945,556
Integer Holdings Corp. (a)	271,715	21,041,610
Masimo Corp. (a)	262,896	38,327,608
Novocure Ltd. (a)	364,951	26,145,090
Tandem Diabetes Care, Inc. (a)	250,000	15,395,000
TransMedics Group, Inc. (b)	759,957	13,633,629
		288,280,481
Health Care Providers & Services - 2.6%
Chemed Corp.	58,400	23,004,344
LHC Group, Inc. (a)	270,135	29,976,881
Molina Healthcare, Inc. (a)	237,006	27,881,386
Progyny, Inc. (a)	1,026,251	16,861,304
		97,723,915
Health Care Technology - 2.7%
Health Catalyst, Inc. (b)	346,567	11,145,595
HMS Holdings Corp. (a)	908,962	29,713,968
Inovalon Holdings, Inc. Class A (a)	1,566,890	24,490,491
Phreesia, Inc. (b)	896,766	26,571,177
Teladoc Health, Inc. (a)	156,500	11,987,900
		103,909,131
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	36,400	2,111,200
Bruker Corp.	341,500	15,196,750
ICON PLC (a)	260,684	38,294,480
Quanterix Corp. (a)	379,439	7,911,303
		63,513,733
Pharmaceuticals - 1.2%
Horizon Pharma PLC (a)	937,554	27,104,686
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	6,615
Theravance Biopharma, Inc. (a)	393,893	6,349,555
Xeris Pharmaceuticals, Inc. (a)	382,146	3,125,954
Zogenix, Inc. (a)	255,092	11,389,858
		47,976,668

TOTAL HEALTH CARE		933,727,563

INDUSTRIALS - 16.4%
Aerospace & Defense - 2.3%
HEICO Corp. Class A	162,920	15,521,388
Moog, Inc. Class A	339,555	28,424,149
Teledyne Technologies, Inc. (a)	130,845	43,126,512
		87,072,049
Airlines - 0.7%
SkyWest, Inc.	476,469	28,373,729
Building Products - 0.6%
Armstrong World Industries, Inc.	259,863	24,304,986
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	211,773	17,500,921
Construction & Engineering - 2.6%
Argan, Inc.	298,915	11,313,933
Dycom Industries, Inc. (a)	456,393	20,806,957
Jacobs Engineering Group, Inc.	245,217	22,947,407
MasTec, Inc. (a)	690,195	43,440,873
		98,509,170
Electrical Equipment - 2.5%
Atkore International Group, Inc. (a)	483,658	16,782,933
Generac Holdings, Inc. (a)	796,118	76,889,076
		93,672,009
Machinery - 3.9%
Allison Transmission Holdings, Inc.	577,058	25,165,499
ITT, Inc.	500,657	29,764,059
Luxfer Holdings PLC sponsored	751,039	12,662,518
Rational AG	26,700	20,323,833
Toro Co.	216,013	16,661,083
Woodward, Inc.	426,650	45,506,489
		150,083,481
Marine - 0.3%
SITC International Holdings Co. Ltd.	10,567,000	11,635,310
Professional Services - 2.6%
Asgn, Inc. (a)	236,033	15,009,338
Exponent, Inc.	380,241	24,156,711
FTI Consulting, Inc. (a)	440,326	47,938,292
Insperity, Inc.	114,436	12,087,875
		99,192,216
Road & Rail - 0.4%
Genesee & Wyoming, Inc. Class A (a)	136,632	15,170,251

TOTAL INDUSTRIALS		625,514,122

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.2%
ViaSat, Inc. (a)	128,910	8,874,164
Electronic Equipment & Components - 1.3%
Itron, Inc. (a)	330,200	25,181,052
SYNNEX Corp.	203,732	23,987,406
		49,168,458
IT Services - 7.9%
Black Knight, Inc. (a)	419,384	26,924,453
Booz Allen Hamilton Holding Corp. Class A	344,608	24,250,065
CACI International, Inc. Class A (a)	131,000	29,311,250
EPAM Systems, Inc. (a)	104,909	18,459,788
Euronet Worldwide, Inc. (a)	88,129	12,344,229
Genpact Ltd.	688,300	26,960,711
International Money Express, Inc. (a)	257,000	3,937,240
Interxion Holding N.V. (a)	191,398	16,885,132
KBR, Inc.	941,678	26,517,652
Maximus, Inc.	348,700	26,759,238
MongoDB, Inc. Class A (a)	174,221	22,260,217
Verra Mobility Corp. (a)(b)	4,714,893	67,658,715
		302,268,690
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	398,378	23,544,140
Cabot Microelectronics Corp.	136,500	20,627,880
Cirrus Logic, Inc. (a)	560,900	38,118,764
Entegris, Inc.	326,589	15,676,272
		97,967,056
Software - 6.4%
Alteryx, Inc. Class A (a)	156,192	14,291,568
Ceridian HCM Holding, Inc. (a)	504,700	24,351,775
DocuSign, Inc. (a)	355,982	23,562,449
Elastic NV	277,313	19,969,309
Everbridge, Inc. (a)	363,297	25,252,774
HubSpot, Inc. (a)	145,961	22,638,551
Lightspeed POS, Inc. (a)(b)	531,200	13,857,742
LivePerson, Inc. (a)(b)	720,801	29,588,881
Pluralsight, Inc. (a)	626,578	11,328,530
PROS Holdings, Inc. (a)	391,998	20,085,978
ShotSpotter, Inc. (a)(b)	189,139	3,820,608
SurveyMonkey (a)	933,440	17,175,296
Workiva, Inc. (a)	445,874	18,579,570
		244,503,031

TOTAL INFORMATION TECHNOLOGY		702,781,399

MATERIALS - 2.0%
Chemicals - 0.6%
Olin Corp.	767,213	14,070,686
Orion Engineered Carbons SA	560,389	9,280,042
		23,350,728
Containers & Packaging - 1.4%
Aptargroup, Inc.	202,509	23,926,438
Avery Dennison Corp.	88,567	11,324,177
Crown Holdings, Inc. (a)	220,900	16,090,356
		51,340,971
Paper & Forest Products - 0.0%
Quintis Ltd. (a)(b)(f)	10,830,535	75

TOTAL MATERIALS		74,691,774

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Americold Realty Trust	945,824	37,918,084
Essential Properties Realty Trust, Inc.	834,000	21,400,440
Store Capital Corp.	565,796	22,914,738
Terreno Realty Corp.	503,092	28,379,420
		110,612,682
TOTAL COMMON STOCKS
(Cost $3,048,995,545)		3,680,254,226

Convertible Preferred Stocks - 1.9%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
REVOLUTION Medicines, Inc. Series C (e)(f)	1,919,534	3,954,240
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (e)(f)	913,444	12,368,032
INFORMATION TECHNOLOGY - 1.5%
Software - 1.5%
Compass, Inc. Series E (a)(e)(f)	353,803	55,905,792
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $40,196,262)		72,228,064

Investment Companies - 1.0%
iShares Russell 2000 Growth Index ETF (b)
(Cost $36,469,052)	187,300	37,180,923

Money Market Funds - 4.8%
Fidelity Cash Central Fund 1.83% (g)	18,054,024	18,057,635
Fidelity Securities Lending Cash Central Fund 1.84% (g)(h)	163,672,491	163,688,858
TOTAL MONEY MARKET FUNDS
(Cost $181,746,493)		181,746,493
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $3,307,407,352)		3,971,409,706
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(147,258,265)
NET ASSETS - 100%		$3,824,151,441

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,080,864 or 2.5% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990
Convoy, Inc. Series D	10/30/19	$12,368,032
REVOLUTION Medicines, Inc. Series C	6/3/19	$3,954,240
StepStone Group Holdings LLC	8/19/19	$24,852,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$230,856
Fidelity Securities Lending Cash Central Fund	259,975
Total	$490,831

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$50,647,708	$2,970,237	$8,178,681	$--	$3,779,440	$19,931,539	$69,150,243
Total	$50,647,708	$2,970,237	$8,178,681	$--	$3,779,440	$19,931,539	$69,150,243

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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